Disclosures About Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Bank line of credit	$ 454,000
Senior unsecured notes	5,416,063	3,318,379
Mortgage debt	1,764,571	1,235,779
Other debt	87,985	92,187
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans receivable, net	110,253	2,002,866
Marketable equity securities	17,053
Bank line of credit	454,000
Senior unsecured notes	5,416,063	3,318,379
Mortgage debt	1,764,571	1,235,779
Other debt	87,985	92,187
Carrying Value | Interest-rate swap contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative assets		3,865
Derivative liabilities	12,123	7,920
Carrying Value | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative assets	1,334	1,500
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans receivable, net	111,073	2,026,389
Marketable equity securities	17,053
Bank line of credit	454,000
Senior unsecured notes	5,819,304	3,536,413
Mortgage debt	1,870,070	1,258,185
Other debt	87,985	92,187
Fair Value | Interest-rate swap contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative assets		3,865
Derivative liabilities	12,123	7,920
Fair Value | Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Derivative assets	$ 1,334	$ 1,500